Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents:

Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2023	2022
	MCh$	MCh$
Cash and due from banks:
Cash (*)	929,034	947,669
Deposit in Chilean Central Bank (*)	590,426	384,230
Deposits in domestic banks	17,052	116,541
Deposits in abroad banks	928,136	1,316,444
Subtotal - Cash and due from banks	2,464,648	2,764,884

Net transactions in the course of settlement (**)	58,634	90,404
Others cash equivalents (***)	467,750	296,840
Total cash and cash equivalents	2,991,032	3,152,128

The detail of the balances included under net ongoing clearance operations is as follows:

	2023	2022
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	84,635	94,675
Funds receivable	330,870	677,521
Subtotal transactions in the course of collection	415,505	772,196

Liabilities
Funds payable	(356,871)	(681,792)
Subtotal transactions in the course of payments	(356,871)	(681,792)
Net transactions in the course of settlement	58,634	90,404

(*)	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.

(**)	Ongoing clearance operations correspond to transactions in which only the settlement remains that will increase or decrease the funds in the Central Bank of Chile or in local and foreign banks, normally within 12 or 24 business hours.

(***)	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.